Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term	$ 412,918	$ 396,800
Total deposits	864,101	837,046
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	139,399	135,101
Notice	49,870	48,873
Term	97,226	86,180
Total deposits	286,495	270,154
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	243,387	238,617
Notice	10,567	8,606
Term	290,713	287,148
Total deposits	544,667	534,371
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	7,754	8,750
Notice	206	299
Term	24,979	23,472
Total deposits	32,939	32,521
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	390,540	382,468
Notice	60,643	57,778
Term	412,918	396,800
Total deposits	864,101	837,046
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	91,496	88,119
Notice	5,555	5,086
Total deposits	97,051	93,205
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	219,759	213,747
Notice	15,342	15,112
Term	316,446	292,641
Total deposits	551,547	521,500
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	32,318	34,098
Total deposits	32,318	34,098
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	2,537	2,478
Notice	35,525	33,099
Term	53,294	67,211
Total deposits	91,356	102,788
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	710	564
Total deposits	710	564
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	32,587	32,930
Notice	1,016	1,412
Term	29,860	26,598
Total deposits	63,463	60,940
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,667	5,495
Notice	5	5
Total deposits	5,672	5,500
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,466	5,037
Notice	3,200	3,064
Term	13,318	10,350
Total deposits	$ 21,984	$ 18,451